NOTES PAYABLE (Details) - USD ($)	Sep. 30, 2015	[1]	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
2015			$ 0
2016			106,635
2017			306,665
2018			319,955
2019			10,788,885
Notes Payable	$ 15,049,125		$ 11,522,140	$ 0

[1]	Reflects our unaudited historical consolidated balance sheet as of September 30, 2015 included elsewhere within this prospectus.